UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4428

Dreyfus U.S. Treasury Intermediate Term Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

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FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
Statement of Investments
9/30/2004 (Unaudited)
	Principal
	Amount ($)		Value ($)
Bonds and Notes - 93.9%
U.S. Government Agencies - 8.8%
Federal Home Loan Banks,
Bonds, 3%, 4/15/2009	17,345,000		16,912,173

U.S. Treasury Bonds - 18.6%
10.75%, 8/15/2005	12,400,000	a	13,318,840
11.625% 11/15/2004	20,772,000		21,027,496
12.75%, 11/15/2010	1,325,000		1,477,216
			35,823,552
U.S. Treasury Inflation Protected Securities - 18.8%
3.375%, 4/15/2032	21,335,597	b	26,974,678
3.625%, 1/15/2008	4,103,470	b,c	4,498,840
Coupon Strips:
0%, 10/15/2028	290,000	b,d	323,310
0%, 4/15/2029	290,000	b,d	318,202
Principal Strips,
0%, 4/15/2029	5,850,000	b	3,918,929
			36,033,959

U.S. Treasury Notes - 47.7%
1.5%, 3/31/2006	2,867,000	c	2,830,492
1.625%, 10/31/2005	40,000,000	c	39,762,400
1.625%, 2/28/2006	6,021,000	c	5,961,500
4.25%, 8/15/2014	2,500,000		2,526,950
7.5%, 2/15/2005	2,190,000	c	2,236,012
7.875%, 11/15/2004	38,000,000	c	38,296,780
			91,614,134

Total Bonds and Notes
(cost $180,993,993)			180,383,818

Other Investments- 4.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund	8,174,000	e	8,174,000
(cost $8,174,000)

Investment of Cash Collateral for Securities Loaned - 43.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $83,975,344)	83,975,344	e	83,975,344

Total Investment (cost$273,143,337)	141.8%		272,533,162
Liabilities, Less Cash and Receivables	(41.8)%		(80,398,759)
Net Assets	100.0%		192,134,403

a Partially held by a broker as collateral for open futures position.
b Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is $81,235,227 and the total market value of the collateral held by the fund is $83,975,344.
d Notional face amount shown.
e Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
Statement of Financial Futures
9/30/2004 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2004 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	83	9,347,875	December 2004	(45,859)

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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